Cover	Dec. 04, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 04, 2023
Entity File Number	000-55453
Entity Registrant Name	ENDONOVO THERAPEUTICS, INC.
Entity Central Index Key	0001528172
Entity Tax Identification Number	45-2552528
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	6320 Canoga Avenue
Entity Address, Address Line Two	15th Floor
Entity Address, City or Town	Woodland Hills
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	91367
City Area Code	(800)
Local Phone Number	489-4774
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false